Components and Changes in Carrying Amounts of Goodwill (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Mar. 31, 2013
Goodwill [Line Items]
Beginning Balance	$ 989		$ 934		$ 985	[1],[2]
Other	(4)	[3]
Additions			55	[4]
Ending Balance	985	[1]	989		985	[1],[2]
United States
Goodwill [Line Items]
Beginning Balance	504		476		502	[2]
Other	(2)	[3]
Additions			28	[4]
Ending Balance	502		504		502	[2]
Europe, Africa, and Middle East (EuAfME)
Goodwill [Line Items]
Beginning Balance	157		148		157	[2]
Other	0	[3]
Additions			9	[4]
Ending Balance	157		157		157	[2]
Canada and Latin America (CLAR)
Goodwill [Line Items]
Beginning Balance	164		155		163	[2]
Other	(1)	[3]
Additions			9	[4]
Ending Balance	163		164		163	[2]
Asia Pacific (APAC)
Goodwill [Line Items]
Beginning Balance	164		155		163	[2]
Other	(1)	[3]
Additions			9	[4]
Ending Balance	$ 163		$ 164		$ 163	[2]

[1]	The condensed consolidated balance sheet as of March 31, 2013 has been prepared under a different basis of presentation than the condensed combined balance sheet as of December 31, 2012, which significantly impacts comparability. See Note 3. Basis of Presentation.
[2]	There were no changes in goodwill during the three months ended March 31, 2013.
[3]	Primarily reflects adjustments for foreign currency translation.
[4]	Primarily reflects the acquisition of KAH and the formation of Jilin (see Note 4A. Acquisitions, Divestitures and Certain Investments-Acquisition of King Animal Health and Note 4D. Acquisitions, Divestitures and Certain Investments-Certain Investments).